Notes Payable (Narrative) (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	May. 31, 2014
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00			$ 6.00
Repayments of Notes Payable		$ 741,377	$ 0	$ 173,623	$ 0
7% Bridge Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%		7.00%
Debt Instrument, Face Amount	$ 915,000		$ 915,000	$ 915,000
Debt Instrument, Maturity Date, Description				the Company may elect to extend the maturity date of the notes to January 1, 2016 by providing written notice to the note holders and a warrant to purchase a number of shares of the Companys common stock equal to (a) the then outstanding principal balance of the note, divided by (b) $6.00 multiplied by 125%.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	190,625	190,625		190,625
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00	$ 6.00		$ 6.00
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 458,900	$ 458,900		$ 458,900
Interest Expense, Debt		$ 221,400		$ 237,500
Repayments of Notes Payable	173,600
Warrants Expiration Date		Nov. 30, 2021		Nov. 30, 2021
Debt Instrument, Maturity Date		Jul. 01, 2015
Class A and Class B Convertible Preferred Stock [Member]
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Debt Instrument, Face Amount	$ 220,000			$ 220,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						194,095
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 6.00
Class A and Class B Convertible Preferred Stock [Member] | 7% Bridge Notes [Member]
Percentage Of Net Cash Proceeds Received During Each Month From Issuance Of Debt	25.00%